Financial Assets and Financial Liabilities - Schedule of Information About Maximum Exposure to Credit Risk Arising From Financial Assets (Detail) - Credit risk [member] - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Restricted cash (excluding cash on hand)	₽ 147	₽ 51
Cash deposits	1,074	494
Trade and other receivables	15,442	17,718
Other financial assets	382	533
Total	17,045	18,796
Promissory notes [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	0	212
Loans issued [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	368	305
Bonds [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	₽ 14	₽ 16